Derivatives - Summary of Warrants (Details) (USD $)	3 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Number of Warrants	2,720,000
Fair Value, issue date	$ 166,810
Fair Value	77,840	10,789
Range 1 [Member]
Date of Issue	Jul. 30, 2010
Number of Warrants	720,000
Exercise price	$ 0.25
Expiry date	Jul. 30, 2013
Fair Value, issue date	81,510
Fair Value	15,840	1,731
Range 2 [Member]
Date of Issue	Dec. 28, 2010
Number of Warrants	2,000,000
Exercise price	$ 0.25
Expiry date	Dec. 28, 2013
Fair Value, issue date	85,300
Fair Value	$ 62,000	$ 9,053